Schedule of Investments
May 31, 2026 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.58%

Banks - 0.71%
U.S. Bancorp	2,600	142,610

Capital Goods - 1.14%
Builders FirstSource, Inc. (2)	3,000	228,780

Chemicals - 3.15%
Qnity Electronics, Inc.	4,050	631,800

Commercial & Professional Services - 1.91%
Leidos Holdings, Inc.	3,000	383,400

Consumer Durables & Apparel - 4.83%
D.R. Horton, Inc.	2,400	353,016
Deckers Outdoor Corp. (2)	2,900	330,165
NIKE, Inc.	6,200	286,626

		969,807

Consumer Services - 0.86%
Chipotle Mexican Grill, Inc. (2)	5,400	172,044

Containers & Packaging - 2.30%
Ball Corp.	4,100	224,147
Smurfit Westrock plc	5,800	238,670

		462,817

Diversified Financials - 2.44%
Apollo Global Management, Inc	3,800	489,098

Financial Services - 3.77%
Factset Research Systems, Inc.	700	171,829
Fiserv, Inc. (2)	3,000	169,680
T. Rowe Price Group, Inc.	3,980	416,029

		757,538

Food, Beverage & Tobacco - 5.78%
Conagra Brands, Inc.	11,500	152,720
J.M. Smucker Co.	1,834	189,269
Lamb Weston Holdings, Inc.	7,900	341,122
The Campbell's Co.	22,600	477,086

		1,160,197

Healthcare Equipment & Services - 2.89%
Elevance Health, Inc.	930	365,667
Humana, Inc.	700	213,794

		579,461

Household & Personal Products - 3.89%
Kenvue, Inc.	12,000	207,360
Kimberly-Clark Corp.	1,900	185,440
Procter & Gamble Co.	2,700	387,612

		780,412

Insurance - 2.86%
Everest Group Ltd.	600	194,418
Progressive Corp.	2,000	380,800

		575,218

Integrated Oil & Gas - 1.33%
Occidental Petroleum Corp.	4,730	267,860

Media & Entertainment - 2.26%
Charter Communications, Inc. Class A (2)	950	136,848
Omnicom Group	4,361	317,088

		453,936

Oil, Gas & Consumable Fuels - 2.47%
APA Corp.	13,612	495,885

Pharmaceuticals, Biotechnology & Life Science - 4.20%
Bristol-Myers Squibb Co.	4,300	245,874
Regeneron Pharmaceuticals, Inc.	485	298,168
Zoetis, Inc.	3,850	299,107

		843,149

Semiconductors & Semiconductor Equipment - 13.67%
Micron Technology, Inc.	1,100	1,068,100
Monolithic Power Systems, Inc.	430	673,470
ON Semiconductor Corp. (2)	5,550	669,441
Skyworks Solutions, Inc.	4,296	334,444

		2,745,455

Software & Services - 12.28%
Akamai Technologies, Inc. (2)	1,000	259,210
EPAM Systems, Inc. (2)	2,253	230,842
Fortinet, Inc. (2)	6,600	910,602
PTC, Inc. (2)	2,400	332,952
Paycom Software, Inc.	2,500	349,175
Salesforce.com, Inc.	2,000	382,200

		2,464,981

Technology Hardware & Equipment - 4.57%
Cisco Systems, Inc.	5,800	698,436
Zebra Technologies Corp. Class A (2)	900	219,267

		917,703

Utilities - 7.28%
AES Corp.	36,600	536,922
Eversource Energy	5,900	402,793
NextEra Energy, Inc.	6,000	522,060

		1,461,775

Total Common Stock	(Cost $ 15,230,629)	16,983,926

Real Estate Investment Trusts - 1.65%

Extra Space Storage, Inc.	2,300	331,913

Total Real Estate Investment Trusts	(Cost $ 304,756)	331,913

Money Market Registered Investment Companies - 13.74%

Federated Hermes Government Obligations Fund - Institutional Class - 3.50% (3)	2,759,260	2,759,260

Total Money Market Registered Investment Companies	(Cost $ 2,759,260)	2,759,260

Total Investments - 99.97%	(Cost $ 18,294,645)	20,075,099

Other Assets Less Liabilities - 0.03%		5,931

Total Net Assets - 100.00%		20,081,030

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$20,075,099	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$20,075,099	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2026.